Financial Risk Management - Hedge accounting items designated as hedging instruments (Parenthetical) (Detail) - Cash flow hedges [member] - Swap contract [member] ¥ in Millions	12 Months Ended
Mar. 31, 2027 JPY (¥) Year
Disclosure of detailed information about hedging instruments [line items]
Maximum term of cash flow hedges for foreign exchange and interest rate risk | Year	10
Gain (loss) on hedge ineffectiveness | ¥	¥ 0